Taxation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jan. 08, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development credit receivables	$ 649	$ 500
Statutory UK income tax rate	19.00%	19.00%	17.00%
Tax rate effect of tax losses	19.00%	19.00%
Tax effect of tax losses	$ (231)	$ (458)
Deferred tax liability	24,050	21,604		$ 19,800
Deferred tax expense (income)		2,200
Increase (decrease) in deferred tax liability (asset)	2,446	1,240
Decrease due to refundable research and development credit	149	500
Deferred Tax Expenses Return To Provision Adjustment		400
Iox [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development refundable credits	100	500
Research and development cash credits	1,000	500
Tax effect of tax losses	7,300	6,200	$ 2,100
Deferred tax liability	$ 24,050	$ 21,604